Shareholders' equity - Weighted Average Assumptions (Details)	12 Months Ended
	Dec. 31, 2022 yr $ / shares	Dec. 31, 2021 yr $ / shares
Statement Line Items [Line Items]
Expected dividend yield		1.61%
Exercise price (in CAD per share) | $ / shares	$ 6.94	$ 12.22
Bottom of range
Statement Line Items [Line Items]
Expected stock price volatility	48.98%	50.06%
Risk-free interest rate	3.61%	0.29%
Option life, share options granted	4.0	2.0
Expected dividend yield	5.19%
Top of range
Statement Line Items [Line Items]
Expected stock price volatility	49.13%	56.35%
Risk-free interest rate	3.80%	0.90%
Option life, share options granted	5.0	5.0
Expected dividend yield	5.52%